Federal Home Loan Bank Borrowings	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Borrowings [Abstract]
Federal Home Loan Bank Borrowings

NOTE 8 - FEDERAL HOME LOAN BANK BORROWINGS

The subsidiary Bank is a member of the Federal Home Loan Bank of Pittsburgh ("FHLB"). The FHLB borrowings are secured by a blanket lien by the FHLB on certain residential real estate loans or securities with a market value at least equal to the outstanding balances. The remaining maximum borrowing capacity with the FHLB at December 31, 2011 was approximately $38.3 million subject to the purchase of additional FHLB stock. The subsidiary bank had FHLB borrowings of $3,693,014 and $3,775,583 at December 31, 2011 and 2010, respectively. At December 31, 2011 the subsidiary bank had three fixed rate amortizing advances which totaled $3,693,014 with a weighted average interest rate of 4.78% of which $2,099,000 will mature in 2018 and $1,594,014 will mature in 2023.

The subsidiary bank also has a one year line of credit agreement with the Federal Home Loan Bank ("FHLB"). The maximum credit available under this agreement is $7.0 million and expired in December 2011. There were no borrowings outstanding under this agreement at December 31, 2011 and 2010, respectively.

Contractual maturities of FHLB borrowings as of December 31, 2011 were as follows:

December 31, 2012	$86,602
December 31, 2013	90,832
December 31, 2014	95,267
December 31, 2015	99,919
December 31, 2016	104,800
Thereafter	3,215,594

$3,693,014